Supplement to the
Fidelity Advisor® Event Driven Opportunities Fund
Class A, Class T and Class C
October 26, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEDO-17-01 1.9881459.100	March 1, 2017

Supplement to the
Fidelity Advisor® Event Driven Opportunities Fund
Class A, Class T, Class C and Class I
October 26, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEDO-AEDOIB-17-01 1.9881460.100	March 1, 2017